Borrowings - Additional information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Apr. 30, 2021 CNY (¥)	Apr. 30, 2021 USD ($) $ / shares	Dec. 31, 2025 CNY (¥) item	Dec. 31, 2025 USD ($) item	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Apr. 30, 2021 $ / shares
Short term borrowings
Principal amount | $		$ 862,500
Share price | $ / shares								$ 150
Weighted average interest rate on short-term borrowings			2.72%		2.64%		2.72%
Proceeds from borrowings			¥ 1,636,251	$ 233,981	¥ 471,322	¥ 1,750,194
Secured borrowings matures 21 June, 2034
Short term borrowings
Principal amount					¥ 2,077,803
Interest rate (as a percent)					0.80%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]					li:FiveYearLoanPrimeRateMember
Secured borrowing maturity on June 21, 2034 to February 13, 2027
Short term borrowings
Principal amount			3,534,582
Outstanding loan principal as long-term borrowing			¥ 6,108,382
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]			li:FiveYearLoanPrimeRateMember	li:FiveYearLoanPrimeRateMember
Secured borrowing maturity on June 21, 2034 to February 13, 2027 | Maximum
Short term borrowings
Interest rate (as a percent)			0.65%	0.65%
Secured borrowing maturity on June 21, 2034 to February 13, 2027 | Minimum
Short term borrowings
Interest rate (as a percent)			0.81%	0.81%
Convertible debt
Short term borrowings
Interest expense debt			¥ 33,547		¥ 33,451	¥ 32,657
Principal amount		$ 1,000	6,023,614		6,316,519		$ 862,500
Percentage of discount on share issue price	26.56%	26.56%
Unamortized debt issuance cost			¥ 41,248		61,622
Effective interest rate			0.55%				0.55%
Interest rate (as a percent)		0.25%
Proceeds from borrowings	¥ 5,533,238	$ 844,876
Debt instrument principal amount	100.00%	100.00%
Number of holders who exercised right to repurchase | item			0	0
Convertible debt | American depository shares
Short term borrowings
Initial conversion price | $ / shares		$ 28.34
Debt instrument convertible conversion ratio	35.2818	35.2818
Convertible debt | Class A Ordinary Shares
Short term borrowings
Initial conversion price | $ / shares		$ 14.17
Credit guaranteed borrowing
Short term borrowings
Principal amount					¥ 100,000
Interest rate (as a percent)					1.01%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]					li:OneYearLoanPrimeRateMember